Restatement (Details 1) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Operating expenses:
Research and development				113,862	234,095
General and administrative		73,305		191,379	133,289
Professional fees		86,756		332,650	2,015,898
Total operating expenses		160,061		637,891	2,383,282
Net operating loss		(160,061)		(637,891)	(2,383,282)
Other expense:
Interest expense		153,347		817,423	198,049
Change in derivative liabilities		(6,261,101)	$ 87,862	(26,048)	(20,076)
Total other expenses		(6,416,506)		(1,130,330)	(218,125)
Net loss		$ (6,576,567)		$ (1,768,221)	(2,601,407)
As Originally Reported [Member]
Revenue
Operating expenses:
Research and development	49,545		59,686		234,095
General and administrative	41,981		91,466		133,289
Professional fees	87,511		225,959		2,015,898
Total operating expenses	179,037		377,111		2,383,282
Net operating loss	(179,037)		(377,111)		(2,383,282)
Other expense:
Interest expense	(202,402)		(419,477)		(198,889)
Other expense	(340,647)		(340,647)
Change in derivative liabilities
Total other expenses	(543,049)		(760,124)		(198,889)
Net loss	(722,086)		(1,137,235)		(2,582,171)
Adjustment [Member]
Revenue
Operating expenses:
Research and development
General and administrative
Professional fees
Total operating expenses
Net operating loss
Other expense:
Interest expense	(33,122)		10,666		840
Other expense
Change in derivative liabilities	(189,191)		(87,862)		(20,076)
Total other expenses	(222,313)		(77,196)		(19,236)
Net loss	(222,313)		(77,196)		(19,236)
As Restated [Member]
Revenue
Operating expenses:
Research and development	49,545		59,686		234,095
General and administrative	41,981		91,466		133,289
Professional fees	87,511		225,959		2,015,898
Total operating expenses	179,037		377,111		2,383,282
Net operating loss	(179,037)		(377,111)		(2,383,282)
Other expense:
Interest expense	(235,524)		(408,811)		(198,049)
Other expense	(340,647)		(340,647)
Change in derivative liabilities	(189,191)		(87,862)		(20,076)
Total other expenses	(765,362)		(837,320)		(218,125)
Net loss	$ (944,399)		$ (1,214,431)		$ (2,601,407)